Concentration of Credit Risk	12 Months Ended
Jun. 30, 2026
Concentration of Credit Risk [Abstract]
Concentration of credit risk

18. Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of accounts receivable. The Group conducts credit evaluations of its customers, and generally does not require collateral or other security from them. The Group evaluates its collection experience and long outstanding balances to determine the need for allowance for credit losses. The Group conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

The following table sets forth a summary of single customers which represent 10% or more of the Group’s total accounts receivable:

	As of June 30,
	2025		2026
	RMB		RMB
	Amount	%	Amount	%
Percentage of the Group’s accounts receivable
Customer A	74,000	21	11,765	13
Customer B	136,782	38	73,822	81
Customer C	100,600	28	*	*

*	Represented the percentage below 10%

For the years ended June 30, 2024, 2025 and 2026, no single customers accounted for 10% or more of the Group’s total revenues.

The following table sets forth a summary of single suppliers which represent 10% or more of the Group’s total accounts payable:

	As of June 30,
	2025		2026
	RMB		RMB
Percentage of the Group’s accounts payable
Supplier A	25,505	61	6,200	16
Supplier B	5,505	13	*	*
Supplier C	*	*	17,097	43
Supplier D	*	*	4,400	11

*	Represented the percentage below 10%

The following table sets forth a summary of single suppliers which represent 10% or more of the Group’s total purchases:

	For the years ended June 30,
	2024		2025		2026
	RMB		RMB		RMB
	Amount	%	Amount	%	Amount	%
Percentage of the Group’s total purchases
Supplier E	*	*	*	*	1,330,902	11
Supplier F	*	*	*	*	1,303,199	11
Supplier G	*	*	*	*	1,177,328	10
Supplier H	*	*	*	*	1,163,016	10

*	Represented the percentage below 10%